Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 16, 2023	Jun. 30, 2023	Mar. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Bid price		$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Severance amount (in Dollars)	$ 0.1
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value			$ 0.0001
Bid price			$ 1
Exceed price par share				$ 1